Accounts Receivable (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Receivables [Abstract]
Accounts Receivable	$ 258,955	$ 248,742
Allowance for Doubtful Accounts	(4,199)	(3,494)
Receivables, net	$ 254,756	$ 245,248